CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		109 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Expenses:
General and administrative	$ 289,837	$ 1,506,684	$ 567,884	$ 1,523,717	$ 5,548,642
Professional fees	282,468	181,855	638,789	340,618	3,777,233
Research and development	264,976	245,236	560,271	245,236	5,204,048
Sales				269	1,292
Taxes	8,949		8,949		8,949
Amortization	1,477	3,911	2,954	7,822	103,407
Depreciation	3,436	5,678	9,510	11,682	140,594
Total Operating Expenses	851,143	1,943,363	1,788,357	2,129,344	14,784,165
Loss from Operations	(851,143)	(1,943,363)	(1,788,357)	(2,129,344)	(14,784,165)
Other Income (Expense):
Interest income	187		374		4,701
Gain on debt reconstruction					1,358,127
Loss on disposition of fixed assets					(71,550)
Gain on settlement of accounts payable		113,406	124,000	113,406	248,889
Interest expense		(105,970)		(131,146)	(316,326)
Total Other Income (Expense), net	187	7,436	124,374	(17,740)	1,223,841
Loss Before Provision for Income Taxes	(850,956)	(1,935,927)	(1,663,983)	(2,147,084)	(13,560,324)
Provision for Income Taxes
Net Loss	(850,956)	(1,935,927)	(1,663,983)	(2,147,084)	(13,560,324)
Preferred Stock Dividend	(41,103)		(81,416)		(1,058,804)
Net Loss Attributable to Common Stockholders	$ (892,059)	$ (1,935,927)	$ (1,745,399)	$ (2,147,084)	$ (14,619,128)
Net loss per common share
Basic	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.15)
Diluted	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.15)
Weighted Average Shares Used in per Share Calculation:
Basic	22,440,894	15,727,687	22,389,182	14,261,362
Diluted	22,440,894	15,727,687	22,389,182	14,216,362